Note 3 - Acquisitions - Acquisitions Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current assets, excluding cash	$ 13,923
Non-current assets	3,385	$ 3,719
Current liabilities	(48,944)	(18,556)
Long-term liabilities	(13,684)	(4,207)
Redeemable non-controlling interest	(16,258)
Net identifiable assets acquired	(61,578)	(2,426)
Cash consideration, net of cash acquired	(58,674)	(82,073)
Acquisition date fair value of contingent consideration	(19,547)	(12,056)
Total purchase consideration	(78,221)	(94,129)
Acquired intangible assets	61,228	43,602
Goodwill acquired during the year	78,571	52,954
Current assets, excluding cash		16,643
Non-controlling interests		$ (25)
Northern California & Nevada [Member]
Current assets, excluding cash	8,503
Non-current assets	2,268
Current liabilities	(38,481)
Long-term liabilities	(10,600)
Redeemable non-controlling interest
Net identifiable assets acquired	(38,310)
Cash consideration, net of cash acquired	(22,696)
Acquisition date fair value of contingent consideration	(10,412)
Total purchase consideration	(33,108)
Acquired intangible assets	28,800
Goodwill acquired during the year	42,618
Other Acquisitions [Member]
Current assets, excluding cash	5,420
Non-current assets	1,117
Current liabilities	(10,463)
Long-term liabilities	(3,084)
Redeemable non-controlling interest	(16,258)
Net identifiable assets acquired	(23,268)
Cash consideration, net of cash acquired	(35,978)
Acquisition date fair value of contingent consideration	(9,135)
Total purchase consideration	(45,113)
Acquired intangible assets	32,428
Goodwill acquired during the year	$ 35,953